Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2025 and 2024:

	December 31, 2024	December 31, 2025
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$130,455	$154,674
Cash and cash equivalents held by VIE	366	276
Restricted cash	8,976	49,921
Total cash, cash equivalents and restricted cash	$139,797	$204,871